UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: Sep 30, 2008

  Check here if Amendment { }; Amendment Number: ____
      This Amendment (Check only one.):  { } is a restatement.
                                         { } adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Mar Vista Investment Partners, LLC.
  Address: 100 Wilshire Blvd. Suite 1000, Santa Monica, CA  90401


  Form 13F File Number: 28-

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   /s/  John Queen
  Title:  CCO - Chief Compliance Officer
  Phone:  310-260-6077

  Signature, Place, and Date of Signing:

  /s/ John Queen                Santa Monica, CA                11/13/2008

  Report Type (Check only one.):

  {   } 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

  { X } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                            0
  Form 13F Information Table Entry Total:                       0
  Form 13F Information Table Value Total:                       0
                                                      (thousands)

  Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                      FORM 13F INFORMATION TABLE
NAME OF                      TITLE          CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER    VOTING AUTHORITY
ISSUER                       OF CLASS                  (X$1000)   PRN AMT          CALL DISCRETION MANAGERS SOLE      SHARED NONE
---------------------------- -------------- ---------  --------   ------- -------- ---- --------   -------- --------- ------ -----
